Long Term Payable (Details)						1 Months Ended		12 Months Ended
	Oct. 14, 2024 USD ($)	Oct. 14, 2024 CNY (¥)	Nov. 04, 2022 USD ($)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 CNY (¥)
Debt Instrument [Line Items]
Repaid amount								$ 601,369				$ 338,608
Outstanding loans								3,634,852		$ 7,693,706
Current portion of loans payable								3,231,126		4,710,644
Loans payable non-current portion								403,726		2,983,062
Loan amount								485,556		478,880
Far East [Member]
Debt Instrument [Line Items]
Proceeds from sale of machine				$ 2,739,989	¥ 20,000,000
Repaid amount									¥ 4,327,269	2,154,997	¥ 15,259,317	2,277,510
Outstanding loans										598,112
Current portion of loans payable										598,112
Loans payable non-current portion
Ronghe [Member]
Debt Instrument [Line Items]
Repaid amount								1,896,560	13,647,079	2,066,738	14,634,365	$ 549,181	¥ 3,693,843
Outstanding loans								1,658,984		3,403,003
Current portion of loans payable								1,658,984		1,697,425
Loans payable non-current portion										1,705,578
Loan amount			$ 5,479,978														¥ 40,000,000
Prime rate			1.55%
Property plant and equipment original cost								6,564,698						¥ 47,917,699
Zhongguancun [Member]
Debt Instrument [Line Items]
Repaid amount								1,499,747	10,791,732	1,147,378	8,124,466
Outstanding loans								363,525		1,787,700
Current portion of loans payable								363,525		1,413,966
Loans payable non-current portion										373,734
Loan amount															$ 2,739,989	¥ 20,000,000
Property plant and equipment original cost								2,865,671						20,917,392
Long-term facility (in Yuan Renminbi) | ¥									20,000,000
Account receivable
Guomao [Member]
Debt Instrument [Line Items]
Proceeds from sale of machine						$ 2,054,992	¥ 15,000,000
Repaid amount								1,113,530	8,012,628	188,597	¥ 1,335,438
Outstanding loans								879,062		1,904,891
Current portion of loans payable								879,062		1,001,141
Loans payable non-current portion										$ 903,750
Property plant and equipment original cost								2,054,992						15,000,000
Risheng [Member]
Debt Instrument [Line Items]
Proceeds from sale of machine	$ 821,997	¥ 6,000,000
Repaid amount								105,063	¥ 756,000
Outstanding loans								733,281
Current portion of loans payable								329,555
Loans payable non-current portion								403,726
Property plant and equipment original cost								$ 1,041,196						¥ 7,600,000
Sale and Leaseback Contract [Member] | Far East [Member]
Debt Instrument [Line Items]
Interest rate				11.98%	11.98%
Sale and Leaseback Contract [Member] | Zhongguancun [Member]
Debt Instrument [Line Items]
Interest rate															9.61%	9.61%
Sale and Leaseback Contract [Member] | Guomao [Member]
Debt Instrument [Line Items]
Debt interest rate percentage						9.13%	9.13%
Sale and Leaseback Contract [Member] | Risheng [Member]
Debt Instrument [Line Items]
Debt interest rate percentage	12.15%	12.15%